Current Liabilities - Trade and Other Payables (Details) - Schedule of Current Liabilities of Trade and Other Payables	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)
Schedule of Current Liabilities of Trade and Other Payables [Line Items]
Trade payables	$ 733,076	$ 501,424	$ 299,289
Other payables	1,342,976	918,594	1,309,557
Trade and other payables	$ 2,076,052	$ 1,420,018	$ 1,608,846